Lease liability and Right-of-use assets (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 08, 2019
Presentation of leases for lessee [line items]
Operating lease commitments			$ 3,612
Recognition exemption for short term leases		$ (7)	(30)
Recognition exception for low value leases		(8)	(12)
New lease arrangements			$ (65)
Undiscounted future lease payments	$ 3,283
Effect of discounting	(1,547)
Lease liabilities	1,736	$ 1,949
Weighted average incremental borrowing rate			3.50%
Continuing operations
Presentation of leases for lessee [line items]
Operating lease commitments			$ 3,390
Discontinued operations
Presentation of leases for lessee [line items]
Operating lease commitments			$ (222)
Lease liabilities	$ 286			$ 269